Obligation Related to the Letter of Credit	9 Months Ended
Sep. 30, 2013
Obligation Related to Letter of Credit [Abstract]
Obligation Related to Letter of Credit [Text Block]
5.	Obligation Related to the Letter of Credit

On March 6, 2013,  the Company entered into that certain Warrant Purchase and Reimbursement Agreement, dated March 6, 2013 (the “Reimbursement Agreement”) with Steve Antoline, a director of the Company, pursuant to which Mr. Antoline agreed to issue a letter of credit, dated February 25, 2013 (the "Letter of Credit") for the benefit of MPR Associates, Inc. ("MPR") for the purpose of guaranteeing an amount equal to $ 600,000 (the “Purchase Order Amount”) due by the Company to MPR in connection with the production of certain LAESI instruments in exchange for (i) the agreement by the Company to reimburse Mr. Antoline for any amounts paid by him on behalf of the Company pursuant to the Letter of Credit, up to the Purchase Order Amount and (ii) a warrant to purchase up to 1,100,000 shares of the Company’s common stock, issued to an affiliate of Mr. Antoline. The Letter of Credit expired on September 30, 2013. On February 26, 2013, MPR drew $ 300,000 against the Letter of Credit and on March 15, 2013, it drew an additional $300,000. As of September 30, 2013, $ 377,695 was due to Steve Antoline in connection with the terms of the Reimbursement Agreement.  On June 14, 2013, the Company received $ 147,860 as payment for one of the LAESI instruments.  The Company and Steve Antoline entered into an Addendum to the Warrant Purchase and Reimbursement Agreement whereby the Company could use the funds for up to 80 days or until September 1, 2013.  The Addendum was further amended whereby the Company and Mr. Antoline agreed to extend the maturity date until December 31, 2013. For the period the funds are used by the Company, Steve Antoline will receive interest on a 10% per annum basis.  In addition, the Company will also issue a five-year warrant to purchase 250,000 shares of common stock at an exercise price of $ 1.10 per share upon the repayment of the funds. Subsequent to the balance sheet date, the Company remitted an additional $ 139,000 related to the proceeds from the sale of one LAESI unit to Mr. Antoline and reduced the balance due to $ 238,695.